CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Shareholder claims, Mexican income tax adjustment & Argentine tax claim) (Details)
shares in Millions, $ in Millions, R$ in Billions
12 Months Ended
	Dec. 31, 2021 USD ($)	Apr. 14, 2015 shares	Dec. 31, 2016 BRL (R$)
Comissão de Valores Mobiliários | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of contingent liabilities [line items]
Number of shares exceeding threshold for tender offer requirement (in shares) | shares		5.2
Increase in capital | R$			R$ 1
Domestic Tax Authority | Mexican Tax Authority
Disclosure of contingent liabilities [line items]
Tax contingent liability	$ 56.4
Additional tax contingent liability	$ 27.6